Convertible Loan (Details) - Schedule of Fair Values - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Values [Abstract]
Fair value at the beginning of the year				$ 4,905	$ 4,905	$ 3,563
Change in fair value reported in statement of comprehensive loss	$ 0	$ 0	$ 0	$ 1,648	1,648	1,342
Conversion to the Company’s common stock					(6,553)
Fair value at the end of the period						$ 4,905